APR-19-2007 09:54 From: [redacted] To:7202777103O P.2/2

ak

10 59677

07050820

CERTNAS

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

1-32881

Gary N. Sundick
Vice President
Listings/Investigations

RECD S.E.C.

APR 1 9 2007

1086

By Facsimile and First Class Mail

April 19, 2007

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED

APR 2 4 2007

THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on April 19, 2007 The Nasdaq Stock Market (the "Exchange") received from Industrial Enterprises of America, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

END

BH